Cover	Mar. 28, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2023
Entity File Number	001-39843
Entity Registrant Name	Near Intelligence, Inc.
Entity Central Index Key	0001826671
Entity Tax Identification Number	85-3187857
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 W Walnut St.
Entity Address, Address Line Two	Suite A-4
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91124
City Area Code	628
Local Phone Number	889-7680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NIR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	NIRWW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	KludeIn I Acquisition Corp.
Entity Address, Address Line Two	1096 Keeler Avenue
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94708